CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments
Fixed income securities, at fair value (amortized cost, net $17,307 and $21,522)	$ 17,937	$ 23,907
Mortgage loans, net	2,951	3,359
Equity securities, at fair value (cost $11 and $1,107)	11	1,536
Limited partnership interests	1,348	3,065
Short-term, at fair value (amortized cost $1,035 and $974)	1,035	974
Policy loans	525	582
Other, net	1,382	1,375
Total investments	25,189	34,798
Cash	217	36
Deferred policy acquisition costs	1,112	973
Reinsurance recoverable	6,645	1,989
Accrued investment income	155	231
Other assets, net	170	714
Separate Accounts	3,021	3,294
Total assets	37,800	42,035
Liabilities
Contractholder funds	13,394	16,481
Reserve for life-contingent contract benefits	9,119	11,800
Funds withheld payable to affiliate	5,630	0
Unearned premiums	2	3
Payable to affiliates, net	29	33
Other liabilities and accrued expenses	386	1,007
Deferred income taxes	793	956
Notes due to related parties	0	214
Separate Accounts	3,021	3,294
Total liabilities	32,374	33,788
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder’s Equity
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,100	2,083
Retained income	2,898	4,952
Unrealized net capital gains and losses [Abstract]
Unrealized net capital gains and losses on fixed income securities with credit losses	0	0
Other unrealized net capital gains and losses	498	1,882
Unrealized adjustment to DAC, deferred sales inducements and insurance reserves	(81)	(678)
Total unrealized net capital gains and losses	417	1,204
Unrealized foreign currency translation adjustments	6	3
Total accumulated other comprehensive income (“AOCI”)	423	1,207
Total shareholder’s equity	5,426	8,247
Total liabilities and shareholder’s equity	37,800	42,035
Series A
Shareholder’s Equity
Redeemable preferred stock	0	0
Series B
Shareholder’s Equity
Redeemable preferred stock	0	0
Non-affiliate
Investments
Reinsurance recoverable	1,708	1,989
Affiliate
Investments
Reinsurance recoverable	4,937	0
Deferred cost of reinsurance	$ 1,291	$ 0